SEA with RoyaLand Nevada (Details) - shares	Jun. 30, 2025	Jun. 30, 2024	Nov. 28, 2022	Oct. 18, 2022
Disclosure of classes of share capital [line items]
Common stock, shares issued	1,775,000
Number of shares owned	6,000,000
RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Percentage of shares exchanged			100.00%
RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			2,000,000
Number of shares owned			2,000,000
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	9,400,000	9,400,000
Common stock, shares outstanding	9,400,000	9,400,000
Class A Common Shares [Member] | RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			6,500,000
Common stock, shares outstanding			6,500,000
Class A Common Shares [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			9,000,000
Number of shares owned			10,000,000
Class A Common Shares [Member] | CEO [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	650,000			650,000
Number of shares owned			6,500,000	6,500,000
Class A Common Shares [Member] | Shareholder #1 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued				250,000
Number of shares owned				2,500,000
Class A Common Shares [Member] | Shareholder #2 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued				100,000
Number of shares owned				1,000,000
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	4,975,000	4,475,000
Common stock, shares outstanding	4,975,000	4,475,000
Class B Common Shares [Member] | RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			5,500,000
Common stock, shares outstanding			5,500,000